Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (48,400)
Intangible Assets	2,855,600	2,904,000
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	2,365,000	2,365,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	66,000	66,000
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 473,000	$ 473,000